Fair values of financial assets and liabilities - Schedule of Valuation Adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	£ 144	£ 190
Credit Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	98	122
Debit Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	(43)	(42)
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	29	47
Liquidity Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	57	60
Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	£ 3	£ 3